Debt (Tables) - Manscaped Holdings, LLC [Member]	12 Months Ended
Dec. 31, 2020
Debt (Tables) [Line Items]
Schedule of long-term debt, net
	December 31,
	2020	2019
Revolving loan	$—	$3,998
Line of credit	7,000	—
Convertible notes	—	4,900
Term loan(1)	24,083	—
Total debt	31,083	8,898
Less: unamortized debt issuance costs(1)	4,188	—
Total debt, net of debt issuance costs	26,895	8,898
Less: current portion	7,000	3,998
Total long-term debt, net	$19,895	$4,900

Schedule of maturities of the long-term debt
2021	$7,000
2022	—
2023	10,000
2024	14,083
$31,083